Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 1,970	$ 1,947	$ 4,406	$ 4,144
Expenses
Energy supply costs	496	507	1,329	1,236
Operating expenses	603	553	1,219	1,106
Depreciation and amortization	338	309	672	611
Total expenses	1,437	1,369	3,220	2,953
Gain on disposition (Note 11)	577	0	577	0
Operating income	1,110	578	1,763	1,191
Other income, net (Note 12)	43	18	81	27
Finance charges	263	243	532	479
Earnings before income tax expense	890	353	1,312	739
Income tax expense	125	61	191	83
Net earnings	765	292	1,121	656
Net earnings attributable to:
Non-controlling interests	28	35	56	60
Preference equity shareholders	17	17	34	33
Common equity shareholders	720	240	1,031	563
Net earnings	$ 765	$ 292	$ 1,121	$ 656
Earnings per common share (Note 14)
Basic (CAD per share)	$ 1.66	$ 0.57	$ 2.39	$ 1.33
Diluted (CAD per share)	$ 1.66	$ 0.57	$ 2.39	$ 1.33